Other receivable, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2016
Other receivable, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2016	2015
	(in US$’000)
Prepayments	699	1,179
Purchase rebate	238	299
Other services receivables	756	232
Deposits	620	309
Value-added tax receivables	1,380	748
Others	621	491
	4,314	3,258